Report Of The Directors Financial Review Risk Report - Loans and advances to customers and banks measured at amortised cost (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Financial assets	$ 2,865,200	$ 2,855,948
Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	168,747	97,302
Total gross loans and advances | Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	2,693,327	2,676,167
Total gross loans and advances | Financial assets at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	1,041,258	1,140,384
Total gross loans and advances | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	81,221	2,424
Total gross loans and advances | Financial assets at amortised cost | Loans and advances to customers and banks | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	1,122,479	1,142,808
Allowance for ECL | Financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Financial assets	(12,513)	(12,068)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks
Disclosure of credit risk exposure [line items]
Financial assets	(11,522)	(11,434)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	(392)	(39)
Allowance for ECL | Financial assets at amortised cost | Loans and advances to customers and banks | Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Financial assets	$ (11,914)	$ (11,473)